Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment

11	Property plant and equipment

	Land and Buildings $ 'millions	Leasehold property improvements $ 'millions	Computer hardware & software $ 'millions	Office equipment $ 'millions	Furniture & fittings $ 'millions	Total $ 'millions
Cost
At January 1, 2024	—	12	14	1	3	30
Additions	—	7	5	—	—	12
Disposals	—	(1)	(4)	—	—	(5)
Effects of movements in exchange rates	—	(1)	—	—	—	(1)
At December 31, 2024	—	17	15	1	3	36
Additions	20	13	4	1	3	41
Disposals	—	(4)	—	—	(2)	(6)
Effects of movements in exchange rates	2	2	3	—	—	7
December 31, 2025	22	28	22	2	4	78

Accumulated depreciation
At January 1, 2024	—	5	5	—	1	11
Depreciation charge for the year	—	1	6	—	—	7
Disposals	—	—	(4)	—	—	(4)
Impairment charge for the year	—	—	1	—	—	1
At December 31, 2024	—	6	8	—	1	15
Depreciation charge for the year	—	2	4	—	1	7
Disposals	—	(4)	—	—	(1)	(5)
Effects of movements in exchange rates	—	1	1	1	—	3
At December 31, 2025	—	5	13	1	1	20

Net book value
At January 1, 2024	—	7	9	1	2	19
At December 31, 2024	—	11	7	1	2	21
At December 31, 2025	22	23	9	1	3	58

The Group acquired the Waterview Properties in Cape Town, South Africa on July 3, 2025 from the previous owner and lessor of the properties, Smerelda Property Investments (Pty) Ltd ("Smerelda"). The Group leased these properties from Smerelda prior to acquiring them. The property has been pledged as security for the loan used to finance its purchase.
The portion of the properties that are occupied by Group companies is classified as land and buildings under property, plant and equipment. The remainder of the properties being let to parties external to the Group are classified as investment properties. The acquisition cost of the properties represented its fair value, with the allocation of the investment properties portion being calculated based on the replacement values as determined by a registered quantity surveyor.

11	Property plant and equipment (continued)
The acquisition cost of the Waterview Properties amounted to $22.9 million with $19.9 million being allocated to the cost of land and buildings classified as property, plant and equipment, while the remaining $3.0 million was allocated to the cost of investment property. The Group realized a gain of $5.7 million on acquisition of the property as a result of the lease termination which was considered as non-monetary consideration for the acquisition of the property. Refer to note 12 for more details.